Lease Liabilities - Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment (Details) - Property, Plant and Equipment [Member]	6 Months Ended		12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning	RM 2,889,391	$ 712,374	RM 3,192,251	$ 787,044
Addition			863,305	212,846
Written off			(347,814)	(85,753)
Transfer	(1,252,763)	(308,866)
Depreciation	(422,928)	(104,272)	(818,351)	(201,763)
Balance ending	1,213,700	$ 299,236	2,889,391	$ 712,374
Leasehold premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning	1,080,645		1,034,989
Addition			863,305
Written off			(347,814)
Transfer
Depreciation	(248,670)		(469,835)
Balance ending	831,975		1,080,645
Plant and machinery [Member]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning	1,808,746		2,157,262
Addition
Written off
Transfer	(1,252,763)
Depreciation	(174,258)		(348,516)
Balance ending	RM 381,725		RM 1,808,746